JPC
Nuveen Preferred & Income Opportunities Fund
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 153.8% (98.8% of Total Investments)
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 76.1% (48.9% of Total Investments)
	Air Freight & Logistics – 0.5%
$5,153	XPO Logistics Inc., 144A, (3)	6.500%	6/15/22	BB-	$5,249,619
	Automobiles – 1.9%
10,765	General Motors Financial Co Inc., (4)	5.750%	N/A (5)	BB+	10,396,406
10,100	General Motors Financial Co Inc.	6.500%	N/A (5)	BB+	10,137,875
	Total Automobiles				20,534,281
	Banks – 35.0%
3,335	Ally Financial Inc., (3)	8.000%	3/15/20	BBB-	3,396,097
2,295	Bank of America Corp, (3)	6.250%	N/A (5)	BBB-	2,538,270
33,875	Bank of America Corp, (3)	6.500%	N/A (5)	BBB-	38,409,846
11,510	Bank of America Corp	6.300%	N/A (5)	BBB-	13,087,330
2,070	Bank of America Corp	6.100%	N/A (5)	BBB-	2,291,045
3,075	Barclays Bank PLC, 144A	10.179%	6/12/21	A-	3,442,816
12,835	BB&T Corp, (4)	4.800%	N/A (5)	Baa1	13,085,282
3,670	BNP Paribas SA, 144A	7.195%	N/A (5)	BBB	4,082,875
13,555	CIT Group Inc.	5.800%	N/A (5)	Ba3	13,910,819
10,026	Citigroup Inc.	5.950%	N/A (5)	BB+	10,727,820
3,980	Citigroup Inc.	6.300%	N/A (5)	BB+	4,280,490
22,645	Citigroup Inc., (4)	6.250%	N/A (5)	BB+	25,532,237
6,790	Citigroup Inc., (3)	5.000%	N/A (5)	BB+	7,027,650
3,475	Citigroup Inc., (3-Month LIBOR reference rate + 4.093% spread), (6)	5.800%	N/A (5)	BB+	3,476,738
3,495	Citigroup Inc.	6.125%	N/A (5)	Ba1	3,610,510
3,455	Citizens Financial Group Inc.	6.375%	N/A (5)	BB+	3,670,938
4,159	Citizens Financial Group Inc.	5.500%	N/A (5)	BB+	4,204,084
3,150	CoBank ACB, 144A, (3)	6.250%	N/A (5)	BBB+	3,380,706
1,180	Commerzbank AG, 144A	8.125%	9/19/23	BBB	1,378,488
1,385	First Union Capital II	7.950%	11/15/29	Baa1	1,894,163
2,659	HSBC Capital Funding Dollar 1 LP, 144A, (4)	10.176%	N/A (5)	BBB+	4,370,731
3,675	Huntington Bancshares Inc.	5.700%	N/A (5)	Baa3	3,789,182
7,700	JPMorgan Chase & Co	5.000%	N/A (5)	Baa2	7,995,526
1,815	JPMorgan Chase & Co	6.100%	N/A (5)	Baa2	1,992,544
34,970	JPMorgan Chase & Co, (4)	6.750%	N/A (5)	Baa2	39,168,848

JPC	Nuveen Preferred & Income Opportunities Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$6,044	JPMorgan Chase & Co, (3-Month LIBOR reference rate + 3.470% spread), (6)	5.406%	N/A (5)	Baa2	$6,080,264
3,515	JPMorgan Chase & Co	5.300%	N/A (5)	Baa2	3,567,725
2,850	KeyCorp	5.000%	N/A (5)	Baa3	3,031,260
19,110	Lloyds Bank PLC, 144A, (3)	12.000%	N/A (5)	Baa3	23,266,425
3,050	M&T Bank Corp	5.125%	N/A (5)	Baa2	3,255,875
6,970	M&T Bank Corp, (3)	6.450%	N/A (5)	Baa2	7,614,726
23,637	PNC Financial Services Group Inc., (3), (4)	6.750%	N/A (5)	Baa2	25,173,405
3,467	PNC Financial Services Group Inc.	5.000%	N/A (5)	Baa2	3,670,894
3,528	Royal Bank of Scotland Group PLC	7.648%	N/A (5)	BBB-	5,010,818
3,250	SunTrust Banks Inc.	5.050%	N/A (5)	Baa3	3,306,875
5,325	SunTrust Banks Inc.	5.625%	N/A (5)	Baa3	5,344,969
1,600	USB Realty Corp, (3-Month LIBOR reference rate + 1.147% spread), 144A, (6)	3.148%	N/A (5)	A3	1,360,000
3,630	Wachovia Capital Trust III	5.570%	N/A (5)	Baa2	3,649,820
1,196	Wells Fargo & Co, (3-Month LIBOR reference rate + 3.770% spread), (6)	5.889%	N/A (5)	Baa2	1,210,950
2,530	Wells Fargo & Co	5.900%	N/A (5)	Baa2	2,732,400
36,455	Wells Fargo & Co, (3), (4)	5.875%	N/A (5)	Baa2	40,373,912
11,196	Zions Bancorp NA	7.200%	N/A (5)	BB+	12,315,600
	Total Banks				371,710,953
	Capital Markets – 2.3%
5,721	Goldman Sachs Group Inc.	5.300%	N/A (5)	Ba1	6,125,475
8,620	Goldman Sachs Group Inc., (3)	5.375%	N/A (5)	Ba1	8,745,593
5,414	Goldman Sachs Group Inc., (4)	5.500%	N/A (5)	Ba1	5,791,356
3,600	Morgan Stanley	5.550%	N/A (5)	BB+	3,652,200
625	State Street Corp	5.250%	N/A (5)	Baa1	640,337
	Total Capital Markets				24,954,961
	Chemicals – 1.1%
10,525	Blue Cube Spinco LLC, (3)	9.750%	10/15/23	BB+	11,472,250
	Commercial Services & Supplies – 1.0%
6,290	AerCap Global Aviation Trust, 144A, (4)	6.500%	6/15/45	BB+	6,895,413
3,980	AerCap Holdings NV	5.875%	10/10/79	BB+	4,149,150
	Total Commercial Services & Supplies				11,044,563
	Consumer Finance – 1.9%
2,526	American Express Co, (3-Month LIBOR reference rate + 3.428% spread), (6)	5.200%	N/A (5)	Baa2	2,538,630
1,350	American Express Co	4.900%	N/A (5)	Baa2	1,363,615
7,560	Capital One Financial Corp, (3), (4)	5.550%	N/A (5)	Baa3	7,698,499

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Consumer Finance (continued)
$8,165	Discover Financial Services	5.500%	N/A (5)	Ba2	$8,389,537
	Total Consumer Finance				19,990,281
	Diversified Financial Services – 2.9%
13,700	Compeer Financial ACA, 144A	6.750%	N/A (5)	BB+	14,179,500
6,186	ILFC E-Capital Trust II, 144A	4.020%	12/21/65	BB+	4,747,755
10,951	Voya Financial Inc., (3)	6.125%	N/A (5)	BBB-	11,703,881
	Total Diversified Financial Services				30,631,136
	Electric Utilities – 3.5%
2,775	AES Gener SA, 144A	6.350%	10/07/79	BB	2,786,933
2,620	Electricite de France SA, 144A	5.250%	N/A (5)	BBB	2,705,150
23,505	Emera Inc., (3), (4)	6.750%	6/15/76	BBB-	26,430,432
4,775	NextEra Energy Capital Holdings Inc., (3)	5.650%	5/01/79	BBB	5,265,964
	Total Electric Utilities				37,188,479
	Entertainment – 1.0%
10,350	Liberty Interactive LLC, (3)	8.500%	7/15/29	BB	10,686,375
	Equity Real Estate Investment Trust – 1.2%
11,705	Sovereign Real Estate Investment Trust, 144A	12.000%	N/A (5)	BB+	12,231,725
	Food Products – 4.8%
2,245	Dairy Farmers of America Inc., 144A	7.125%	N/A (5)	BB+	2,212,448
7,035	Land O' Lakes Inc., 144A	7.000%	N/A (5)	BB	6,612,900
6,315	Land O' Lakes Inc., 144A	7.250%	N/A (5)	BB	6,062,400
35,865	Land O' Lakes Inc., 144A, (3)	8.000%	N/A (5)	BB	36,044,325
	Total Food Products				50,932,073
	Health Care Providers & Services – 0.5%
4,725	HCA Inc.	7.500%	2/15/22	Ba2	5,242,388
	Independent Power & Renewable Electricity Producers – 0.9%
1,350	AES Gener SA, 144A	7.125%	3/26/79	BB	1,401,910
8,244	Vistra Energy Corp	7.625%	11/01/24	BB	8,558,096
	Total Independent Power & Renewable Electricity Producers				9,960,006
	Industrial Conglomerates – 3.4%
37,355	General Electric Co, (4)	5.000%	N/A (5)	BBB-	36,027,403
	Insurance – 10.7%
2,240	Aegon NV	5.500%	4/11/48	Baa1	2,408,000
4,275	American International Group Inc.	5.750%	4/01/48	Baa2	4,626,448
9,059	Assurant Inc.	7.000%	3/27/48	BB+	10,010,195

JPC	Nuveen Preferred & Income Opportunities Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Insurance (continued)
$22,819	Assured Guaranty Municipal Holdings Inc., 144A, (4)	6.400%	12/15/66	BBB+	$23,275,380
7,117	Liberty Mutual Group Inc., 144A	7.800%	3/15/37	Baa3	9,421,556
9,335	MetLife Capital Trust IV, 144A, (3)	7.875%	12/15/37	BBB	12,392,212
5,560	MetLife Inc., 144A, (3)	9.250%	4/08/38	BBB	8,107,092
1,465	MetLife Inc.	5.250%	N/A (5)	BBB	1,478,185
1,780	MetLife Inc.	5.875%	N/A (5)	BBB	1,941,108
575	Nationwide Financial Services Capital Trust, (3)	7.899%	3/01/37	Baa2	661,250
9,550	Nationwide Financial Services Inc., (3)	6.750%	5/15/37	Baa2	11,102,448
7,810	Provident Financing Trust I	7.405%	3/15/38	Baa3	9,137,700
13,375	QBE Insurance Group Ltd, 144A, (4)	7.500%	11/24/43	Baa1	14,946,562
1,740	QBE Insurance Group Ltd, Reg S	6.750%	12/02/44	BBB	1,931,400
2,400	Swiss Re Finance Luxembourg SA, 144A	5.000%	4/02/49	A	2,647,229
	Total Insurance				114,086,765
	Metals & Mining – 0.4%
2,630	BHP Billiton Finance USA Ltd, 144A	6.250%	10/19/75	BBB+	2,715,738
1,600	BHP Billiton Finance USA Ltd, 144A	6.750%	10/19/75	BBB+	1,875,920
	Total Metals & Mining				4,591,658
	Multi-Utilities – 0.9%
6,090	CenterPoint Energy Inc., (3)	6.125%	N/A (5)	BBB-	6,470,625
3,235	NiSource Inc.	5.650%	N/A (5)	BBB-	3,283,525
	Total Multi-Utilities				9,754,150
	Oil, Gas & Consumable Fuels – 0.7%
5,040	Transcanada Trust, (3)	5.875%	8/15/76	BBB	5,468,400
1,560	Transcanada Trust	5.500%	9/15/79	BBB	1,665,300
	Total Oil, Gas & Consumable Fuels				7,133,700
	U.S. Agency – 1.1%
4,700	Farm Credit Bank of Texas, 144A, (4)	10.000%	N/A (5)	Baa1	5,217,000
5,835	Farm Credit Bank of Texas, 144A	6.200%	N/A (5)	BBB	6,081,113
	Total U.S. Agency				11,298,113
	Wireless Telecommunication Services – 0.4%
3,845	Vodafone Group PLC	7.000%	4/04/79	BB+	4,452,260
	Total $1,000 Par (or similar) Institutional Preferred (cost $771,741,677)				809,173,139

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 43.7% (28.0% of Total Investments)
	Banks – 10.1%
425,616	Citigroup Inc., (4)	7.125%	BB+	$12,279,021
179,775	CoBank ACB, 144A, (7)	6.250%	BBB+	19,056,150

Shares	Description (1)	Coupon	Ratings (2)	Value
	Banks (continued)
38,725	CoBank ACB, (7)	6.125%	BBB+	$3,988,675
93,724	CoBank ACB, (4), (7)	6.200%	BBB+	10,122,192
253,881	Fifth Third Bancorp, (4)	6.625%	Baa3	7,240,686
178,757	FNB Corp/PA, (3)	7.250%	Ba2	5,326,959
434,200	Huntington Bancshares Inc., (4)	6.250%	Baa3	11,380,382
170,075	KeyCorp, (4)	6.125%	Baa3	5,098,849
82,000	People's United Financial Inc., (4)	5.625%	BB+	2,208,260
41,605	PNC Financial Services Group Inc.	6.125%	Baa2	1,131,240
488,558	Regions Financial Corp, (3), (4)	6.375%	BB+	13,948,331
87,500	Regions Financial Corp	5.700%	BB+	2,397,500
128,000	Synovus Financial Corp	5.875%	BB-	3,384,320
113,600	US Bancorp, (4)	6.500%	A3	3,108,096
236,722	Western Alliance Bancorp, (3)	6.250%	N/R	6,308,641
	Total Banks			106,979,302
	Capital Markets – 7.5%
95,221	B Riley Financial Inc.	7.500%	N/R	2,426,231
52,673	B Riley Financial Inc.	7.250%	N/R	1,349,482
115,605	Charles Schwab Corp	6.000%	BBB	3,114,399
129,169	Charles Schwab Corp, (3)	5.950%	BBB	3,450,104
128,425	Cowen Inc., (3)	7.350%	N/R	3,371,156
61,600	Goldman Sachs Group Inc.	5.500%	Ba1	1,671,824
370,280	Ladenburg Thalmann Financial Services Inc.	8.000%	N/R	9,242,189
864,097	Morgan Stanley, (3), (4)	7.125%	BB+	25,119,299
251,600	Morgan Stanley, (4)	6.875%	BB+	7,160,536
181,500	Morgan Stanley, (4)	5.850%	BB+	5,020,290
170,452	Morgan Stanley, (4)	6.375%	BB+	4,798,224
95,828	Oaktree Specialty Lending Corp, (3)	6.125%	N/R	2,432,115
61,445	State Street Corp	5.350%	Baa1	1,703,870
190,900	Stifel Financial Corp, (4)	6.250%	BB-	5,100,848
150,000	Stifel Financial Corp	6.250%	BB-	4,099,500
	Total Capital Markets			80,060,067
	Consumer Finance – 3.9%
246,346	Capital One Financial Corp, (4)	6.700%	Baa3	6,247,335
184,800	Capital One Financial Corp	5.000%	Baa3	4,644,024
1,173,445	GMAC Capital Trust I, (3)	7.943%	BB-	30,990,682
	Total Consumer Finance			41,882,041
	Diversified Financial Services – 1.7%
96,000	AgriBank FCB, (7)	6.875%	BBB+	10,368,000

JPC	Nuveen Preferred & Income Opportunities Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Shares	Description (1)	Coupon	Ratings (2)	Value
	Diversified Financial Services (continued)
284,100	Voya Financial Inc.	5.350%	BBB-	$7,701,951
	Total Diversified Financial Services			18,069,951
	Diversified Telecommunication Services – 0.7%
284,914	Qwest Corp, (3)	6.875%	BBB-	7,419,161
	Food Products – 4.1%
407,011	CHS Inc., (3), (4)	7.875%	N/R	11,237,574
517,298	CHS Inc.	7.100%	N/R	14,158,446
506,088	CHS Inc., (4)	6.750%	N/R	13,436,636
23,000	Dairy Farmers of America Inc., 144A, (7)	7.875%	BB+	2,300,000
24,500	Dairy Farmers of America Inc., 144A, (7)	7.875%	BB+	2,450,000
	Total Food Products			43,582,656
	Insurance – 9.1%
302,283	Argo Group US Inc., (3)	6.500%	BBB-	7,835,175
359,828	Aspen Insurance Holdings Ltd, (4)	5.950%	BBB-	9,700,963
73,500	Aspen Insurance Holdings Ltd	5.625%	BBB-	1,913,940
567,900	Athene Holding Ltd	6.350%	BBB-	15,963,669
117,200	Axis Capital Holdings Ltd, (4)	5.500%	BBB	3,027,276
68,900	Delphi Financial Group Inc., (4), (7)	5.348%	BBB-	1,498,575
415,500	Enstar Group Ltd, (3), (4)	7.000%	BB+	11,368,080
220,272	Globe Life Inc., (3)	6.125%	BBB+	6,006,818
305,780	Hartford Financial Services Group Inc., (3)	7.875%	Baa2	8,693,325
219,645	Maiden Holdings North America Ltd	7.750%	N/R	4,974,959
76,400	National General Holdings Corp	7.500%	N/R	1,929,100
153,954	National General Holdings Corp, (4)	7.500%	N/R	3,791,887
88,895	National General Holdings Corp, (3)	7.625%	N/R	2,337,939
182,233	PartnerRe Ltd, (3), (4)	7.250%	BBB	4,911,179
121,496	Reinsurance Group of America Inc., (3)	6.200%	BBB+	3,311,981
347,400	Reinsurance Group of America Inc., (3), (4)	5.750%	BBB+	9,803,628
	Total Insurance			97,068,494
	Mortgage Real Estate Investment Trust – 0.5%
96,986	MFA Financial Inc., (4)	8.000%	N/R	2,533,274
107,000	Wells Fargo Real Estate Investment Corp, (4)	6.375%	BBB	2,734,920
	Total Mortgage Real Estate Investment Trust			5,268,194
	Multi-Utilities – 0.8%
288,200	Algonquin Power & Utilities Corp, (3)	6.200%	BB+	8,003,314
	Oil, Gas & Consumable Fuels – 0.8%
80,400	NuStar Energy LP, (4)	8.500%	B1	1,954,524
36,729	NuStar Energy LP	7.625%	B1	830,443

Shares	Description (1)	Coupon	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)
207,217	NuStar Logistics LP, (4)	8.735%	B1	$5,398,003
	Total Oil, Gas & Consumable Fuels			8,182,970
	Thrifts & Mortgage Finance – 1.2%
143,124	Federal Agricultural Mortgage Corp, (4)	6.000%	N/R	3,868,642
319,095	New York Community Bancorp Inc., (4)	6.375%	Ba1	8,909,132
	Total Thrifts & Mortgage Finance			12,777,774
	Trading Companies & Distributors – 0.3%
99,200	Air Lease Corp	6.150%	BB+	2,691,296
	U.S. Agency – 2.0%
196,900	Farm Credit Bank of Texas, 144A, (3), (7)	6.750%	Baa1	21,265,200
	Wireless Telecommunication Services – 1.0%
415,473	United States Cellular Corp, (3)	7.250%	Ba1	10,864,619
	Total $25 Par (or similar) Retail Preferred (cost $439,380,363)			464,115,039

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONTINGENT CAPITAL SECURITIES – 25.8% (16.6% of Total Investments) (8)
	Banks – 21.6%
$3,715	Australia & New Zealand Banking Group Ltd/United Kingdom, 144A	6.750%	N/A (5)	Baa2	$4,184,019
4,000	Banco Bilbao Vizcaya Argentaria SA, (3)	6.500%	N/A (5)	Ba2	4,125,128
10,640	Banco Bilbao Vizcaya Argentaria SA	6.125%	N/A (5)	Ba2	10,467,100
2,310	Banco Mercantil del Norte SA/Grand Cayman, 144A	7.625%	N/A (5)	BB	2,413,973
5,200	Banco Santander SA, Reg S	7.500%	N/A (5)	Ba1	5,629,000
7,325	Barclays PLC	7.750%	N/A (5)	BB+	7,801,125
9,915	Barclays PLC, Reg S	7.875%	N/A (5)	BB+	10,571,869
12,935	BNP Paribas SA, 144A	7.375%	N/A (5)	BBB-	14,616,550
1,640	BNP Paribas SA, 144A	6.750%	N/A (5)	BBB-	1,726,100
2,400	BNP Paribas SA, 144A	6.625%	N/A (5)	BBB-	2,556,000
2,200	Commerzbank AG, Reg S	7.000%	N/A (5)	BB	2,271,500
9,410	Credit Agricole SA, 144A, (3)	7.875%	N/A (5)	BBB-	10,608,985
16,590	Credit Agricole SA, 144A	8.125%	N/A (5)	BBB-	19,866,525
3,305	HSBC Holdings PLC	6.375%	N/A (5)	BBB	3,486,775
5,515	HSBC Holdings PLC, (3)	6.375%	N/A (5)	BBB	5,876,894
2,565	ING Groep NV	5.750%	N/A (5)	BBB-	2,629,125
2,200	ING Groep NV, Reg S	6.875%	N/A (5)	BBB-	2,321,000
5,595	ING Groep NV	6.500%	N/A (5)	BBB-	5,944,128
6,575	Intesa Sanpaolo SpA, 144A	7.700%	N/A (5)	BB-	6,928,406
18,615	Lloyds Banking Group PLC	7.500%	N/A (5)	Baa3	20,383,425
3,350	Macquarie Bank Ltd/London, 144A, (3)	6.125%	N/A (5)	Ba1	3,433,750
3,845	Nordea Bank Abp, 144A	6.625%	N/A (5)	BBB	4,191,050

JPC	Nuveen Preferred & Income Opportunities Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$6,700	Royal Bank of Scotland Group PLC	8.000%	N/A (5)	BB+	$7,663,125
7,265	Royal Bank of Scotland Group PLC	8.625%	N/A (5)	BB+	7,828,037
1,725	Societe Generale SA, 144A	7.375%	N/A (5)	BB+	1,815,563
3,250	Societe Generale SA, 144A	8.000%	N/A (5)	BB+	3,713,125
8,726	Societe Generale SA, 144A, (4)	7.875%	N/A (5)	BB+	9,565,877
2,846	Societe Generale SA, 144A	6.750%	N/A (5)	BB+	3,002,530
5,970	Standard Chartered PLC, 144A	7.500%	N/A (5)	Ba1	6,335,663
6,830	Standard Chartered PLC, 144A	7.750%	N/A (5)	Ba1	7,436,162
18,880	UBS Group AG, Reg S	7.000%	N/A (5)	BBB-	21,051,200
3,010	UBS Group AG, 144A	7.000%	N/A (5)	BBB-	3,228,225
5,560	UniCredit SpA, Reg S	8.000%	N/A (5)	B+	5,865,800
210,607	Total Banks				229,537,734
	Capital Markets – 3.7%
8,180	Credit Suisse Group AG, 144A	7.500%	N/A (5)	BB	8,821,312
4,220	Credit Suisse Group AG, 144A, (3)	6.375%	N/A (5)	Ba2	4,446,825
8,714	Credit Suisse Group AG, 144A	7.250%	N/A (5)	BB	9,476,475
10,100	Credit Suisse Group AG, 144A, (4)	7.500%	N/A (5)	BB	11,197,769
5,195	UBS Group AG, Reg S	6.875%	N/A (5)	BBB-	5,629,219
36,409	Total Capital Markets				39,571,600
	Equity Real Estate Investment Trust – 0.5%
4,750	ING Groep NV, Reg S	6.750%	N/A (5)	BBB-	5,040,938
$251,766	Total Contingent Capital Securities (cost $263,001,343)				274,150,272

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 5.4% (3.5% of Total Investments)
	Automobiles – 0.3%
$2,825	Ford Motor Co, (3)	7.450%	7/16/31	BBB	$3,282,224
	Capital Markets – 0.4%
3,960	Donnelley Financial Solutions Inc., (3)	8.250%	10/15/24	B	4,118,400
	Chemicals – 0.4%
4,675	CVR Partners LP / CVR Nitrogen Finance Corp, 144A, (3)	9.250%	6/15/23	B+	4,897,062
	Consumer Finance – 1.0%
10,425	Navient Corp, (3)	8.000%	3/25/20	BB	10,646,531
	Health Care Equipment & Supplies – 0.4%
3,575	Avantor Inc., 144A	9.000%	10/01/25	BB	3,993,990

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Media – 1.3%
$3,375	Altice Financing SA, 144A, (3)	7.500%	5/15/26	B+	$3,585,938
3,650	DISH DBS Corp, (3)	7.750%	7/01/26	B1	3,682,302
4,725	Viacom Inc., (3)	6.875%	4/30/36	BBB	6,234,345
11,750	Total Media				13,502,585
	Oil, Gas & Consumable Fuels – 0.7%
7,600	Enviva Partners LP / Enviva Partners Finance Corp, (3)	8.500%	11/01/21	BB-	7,766,250
	Semiconductors & Semiconductor Equipment – 0.4%
3,525	Amkor Technology Inc., 144A, (3)	6.625%	9/15/27	BB	3,859,875
	Specialty Retail – 0.5%
6,450	L Brands Inc., (3)	6.875%	11/01/35	Ba1	5,482,500
$54,785	Total Corporate Bonds (cost $57,139,252)				57,549,417

Shares	Description (1)	Coupon	Ratings (2)	Value
	CONVERTIBLE PREFERRED SECURITIES – 2.5% (1.6% of Total Investments)
	Electric Utilities – 0.3%
69,600	Southern Co	6.750%	BBB	$3,699,936
	Multi-Utilities – 1.6%
146,300	CenterPoint Energy Inc.	7.000%	N/R	7,461,300
79,300	Sempra Energy	6.750%	N/R	9,213,867
	Total Multi-Utilities			16,675,167
	Semiconductors & Semiconductor Equipment – 0.6%
5,675	Broadcom Inc.	8.000%	N/R	6,146,138
	Total Convertible Preferred Securities (cost $24,724,713)			26,521,241

Shares	Description (1)	Value
	COMMON STOCKS – 0.3% (0.2% of Total Investments)
	Capital Markets – 0.3%
184,035	Ares Capital Corp, (4)	$3,367,841
	Total Common Stocks (cost $3,036,663)	3,367,841
	Total Long-Term Investments (cost $1,559,024,011)	1,634,876,949

JPC	Nuveen Preferred & Income Opportunities Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.9% (1.2% of Total Investments)
	REPURCHASE AGREEMENTS – 1.9% (1.2% of Total Investments)
$20,011	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/19, repurchase price $20,011,609, collateralized by $20,220,000 U.S. Treasury Notes, 2.250%, due 3/31/21, value $20,414,799	0.650%	11/01/19	$20,011,248
	Total Short-Term Investments (cost $20,011,248)			20,011,248
	Total Investments (cost $1,579,035,259) – 155.7%			1,654,888,197
	Borrowings – (43.5)% (9), (10)			(462,000,000)
	Reverse Repurchase Agreements – (12.7)% (11)			(135,000,000)
	Other Assets Less Liabilities – 0.5% (12)			5,309,546
	Net Assets Applicable to Common Shares – 100%			$1,063,197,743
Investments in Derivatives
Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (13)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, LLC	$277,500,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$(13,880,722)	$(13,880,722)
Morgan Stanley Capital Services, LLC	48,000,000	Receive	1-Month LIBOR	2.364	Monthly	7/01/19	7/01/26	7/01/28	(3,966,695)	(3,966,695)
Total	$325,500,000								$(17,847,417)	$(17,847,417)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$ —	$809,173,139	$ —	$809,173,139
$25 Par (or similar) Retail Preferred	393,066,247	71,048,792	—	464,115,039
Contingent Capital Securities	—	274,150,272	—	274,150,272
Corporate Bonds	—	57,549,417	—	57,549,417
Convertible Preferred Securities	26,521,241	—	—	26,521,241
Common Stocks	3,367,841	—	—	3,367,841
Short-Term Investments:
Repurchase Agreements	—	20,011,248	—	20,011,248
Investments in Derivatives:
Interest Rate Swaps*	—	(17,847,417)	—	(17,847,417)
Total	$422,955,329	$1,214,085,451	$ —	$1,637,040,780

*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $339,814,862 have been pledged as collateral for reverse repurchase agreements.
(4)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $410,015,893.
(5)	Perpetual security. Maturity date is not applicable.
(6)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7)	For fair value measurement disclosure purposes, investment classified as Level 2.
(8)	Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(9)	Borrowings as a percentage of Total Investments is 27.9%.
(10)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $976,710,087 have been pledged as collateral for borrowings.
(11)	Reverse Repurchase Agreements as a percentage of Total Investments is 8.2%.
(12)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(13)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.